Loans and financing	12 Months Ended
Dec. 31, 2021
Loans and financing
Loans and financing

15.        Loans and financing

a)          Breakdown

			December 31,	December 31,
Type	Interest rate	Maturity	2021	2020
Standby Letter of Credit	CDI + 3.6% p.a.	2021	-	151,757

b)          Variation

Loans and
financing
As of December 31, 2020	151,757
Accrued interest	8,642
Payment of interest	(10,399)
Payment of principal	(150,000)
As of December 31, 2021	-